Other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Profit-sharing and other employee related obligations	$ 10,195	$ 7,267
Current portion of lease liabilities	988	295
Total liabilities current	11,183	7,562
Non-current
Other employee related obligations	1,831	1,426
Lease liabilities	1,646	781
Total liabilities non-current	$ 3,477	$ 2,207